Employee benefits liabilities - summarized fair value of the defined benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 6,996	€ 7,590
Employee benefit liability	8,470	9,278
Other provisions for employees
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	926	1,189
Defined Benefit Plans1 [Member]
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	7,544	8,089
Net defined benefit asset	(548)	(499)
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,961	4,324	€ 4,668
Employee benefit liability	4,509	4,823
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	2,216	2,279
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Employee benefit liability	819	987
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	25,802	28,794
Obligation | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	22,767	25,528	28,065
Obligation | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,216	2,279	2,466
Obligation | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	819	987	987
Fair value of plan assets | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(18,819)	(21,218)	(23,049)
Asset ceiling | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 13	€ 14	€ 12